UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21331

Allspring Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Mathew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS

2

Allspring Multi-Sector Income Fund (ERC)
Semi-Annual Report
April 30, 2023

The views expressed and any forward-looking statements are as of April 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Multi-Sector Income Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Multi-Sector Income Fund for the six-month period that ended April 30, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that have the potential to generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.63%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 20.65% while the MSCI EM Index (Net) (USD),3 returned 16.36%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 6.91%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 10.55%, the Bloomberg Municipal Bond Index6 gained 7.65%, and the ICE BofA U.S. High Yield Index7 returned 5.92%.
Despite high inflation and central bank rate hikes, markets rally.
Stocks and bonds rallied in November after earlier volatility. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept increasing rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever, with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)8 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year wound down.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring Multi-Sector Income Fund

Letter to shareholders (unaudited)
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains—employers added more than 500,000 jobs—and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations, and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
Allspring Multi-Sector Income Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
• On November 16, 2022, the Fund announced a renewal of its open-market share repurchase program (the “Buyback
Program”). Under the renewed Buyback Program, the Fund may repurchase up to 5% of its outstanding shares in open market transactions during the period beginning on January 1, 2023 and ending on December 31, 2023. The Fund’s Board of Trustees has delegated to Allspring Funds Management, LLC, the Fund’s adviser, discretion to administer the Buyback
Program, including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations.

• The Fund’s managed distribution plan provides for the declaration of monthly distributions to common shareholders of the
Fund at an annual minimum fixed rate of 8% based on the Fund’s average monthly net asset value per share over the prior
12 months. Under the managed distribution plan, monthly distributions may be sourced from income, paid-in capital, and/or capital gains, if any. To the extent that sufficient investment income is not available on a monthly basis, the Fund may distribute paid-in capital and/or capital gains, if any, in order to maintain its managed distribution level. You should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the managed distribution plan. Shareholders may elect to reinvest distributions received pursuant to the managed distribution plan in the Fund under the existing dividend reinvestment plan, which is described later in this report.

4 | Allspring Multi-Sector Income Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks a high level of current income consistent with limiting its overall exposure to domestic interest rate risk.
Strategy summary
The Fund allocates its assets between three separate investment strategies, or sleeves. Under normal market conditions, the Fund allocates approximately 30%-70% of its total assets to a sleeve consisting of below investment-grade (high yield) debt; approximately 10%-40% to a sleeve of foreign debt securities, including emerging market debt; and approximately 10%-30% to a sleeve of adjustable-rate and fixed-rate mortgage-backed securities, and investment-grade corporate bonds.

Adviser	Allspring Funds Management, LLC
Subadvisers	Allspring Global Investments, LLC
Allspring Global Investments (UK) Limited
Portfolio managers	Christopher Y. Kauffman, CFA, Chris Lee, CFA, Michael Lee, Alex Perrin, Michael J. Schueller, CFA, Lauren van Biljon, CFA, Noah Wise, CFA

Average annual total returns (%) as of April 30, 2023[1]
	6 months	1 year	5 year	10 year
Based on market value	6.24	2.71	2.81	3.34
Based on net asset value (NAV)	8.36	2.04	2.80	3.70
Multi-Sector Income Blended Index[2]	8.28	1.45	1.56	2.22
Bloomberg U.S. Credit Bond Index[3]	8.97	0.72	1.88	2.08
Bloomberg U.S. Securitized Index[4]	6.66	-0.84	0.51	1.05
ICE BofA U.S. High Yield Constrained Index[5]	5.92	1.10	3.11	3.94
J.P. Morgan GBI-EM Global Diversified Composite Index[6]	16.06	6.56	-1.62	-1.77
J.P. Morgan Global Government Bond Index (ex U.S.)[7]	10.21	-6.12	-3.94	-1.62
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Performance figures of the Fund do not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. If taxes and such brokerage commissions had been reflected, performance would have been lower. To obtain performance information current to the most recent month-end, please call 1-800-222-8222.
The Fund’s annualized expense ratio for the six months ended April 30, 2023, was 3.14% which includes 2.25% of interest expense.

[1]
Total returns based on market value are calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and at the end of the period. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan.

[2]
Source:  Allspring Funds Management, LLC. The Multi-Sector Income Blended Index is composed of 60% ICE BofA U.S. High Yield Constrained Index, 18% J.P. Morgan
GBI-EM Global Diversified Composite Index, 7.5% Bloomberg U.S. Credit Bond Index, 7.5% Bloomberg U.S. Securitized Index, and 7% J.P. Morgan Global Government Bond
Index (ex U.S.). You cannot invest directly in an index.

[3]
The Bloomberg U.S. Credit Bond Index is an unmanaged index of fixed income securities composed of securities from the Bloomberg Government/Corporate Bond Index,
Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. You cannot invest directly in an index.

[4]
The Bloomberg U.S. Securitized Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities. You cannot invest directly in an index.

[5]
The ICE BofA U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE
BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2023. ICE
Data Indices, LLC. All rights reserved.

[6]	The J.P. Morgan GBI-EM Global Diversified Composite Index is an unmanaged index of debt instruments of 31 emerging countries. You cannot invest directly in an index.
[7]
The J.P. Morgan Global Government Bond Index (ex U.S.) measures the total return from investing in 12 developed government bond markets:  Australia, Belgium, Canada,
Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, and the U.K. You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Multi-Sector Income Fund

Performance highlights (unaudited)

Growth of $10,000 investment as of April 30, 2023[1]

[1]
The chart compares the performance of the Fund for the most recent ten years with the Multi-Sector Income Blended Index, Bloomberg U.S. Credit Bond Index, Bloomberg
U.S. Securitized Index, ICE BofA U.S. High Yield Constrained Index, J.P. Morgan GBI-EM Global Diversified Composite Index and J.P. Morgan Global Government Bond Index
(ex U.S.). The chart assumes a hypothetical investment of $10,000 investment and reflects all operating expenses of the Fund.

Comparison of NAV vs. market value[1]

[1]
This chart does not reflect any brokerage commissions charged on the purchase and sale of the Fund’s common stock. Dividends and distributions paid by the Fund are included in the Fund’s average annual total returns but have the effect of reducing the Fund’s NAV.

Allspring Multi-Sector Income Fund | 7

Performance highlights (unaudited)
Risk summary
This closed-end fund is no longer available as an initial public offering and is only offered through broker-dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request. Shares of the Fund may trade at either a premium or discount relative to the Fund’s net asset value, and there can be no assurance that any discount will decrease. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Debt securities are subject to credit risk and interest rate risk, and high yield securities and unrated securities of similar credit quality have a much greater risk of default and their values tend to be more volatile than higher-rated securities with similar maturities. Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability, and foreign currency fluctuations. Risks of foreign investing are magnified in emerging or developing markets. The Fund is exposed to mortgage- and asset-backed securities risk. The Fund is leveraged through a revolving credit facility and also may incur leverage by issuing preferred shares in the future. The use of leverage results in certain risks, including, among others, the likelihood of greater volatility of the net asset value and the market value of common shares. Derivatives involve additional risks, including interest rate risk, credit risk, the risk of improper valuation, and the risk of non-correlation to the relevant instruments that they are designed to hedge or closely track.

8 | Allspring Multi-Sector Income Fund

Performance highlights (unaudited)
MANAGER’S DISCUSSION
Overview
The Fund’s return based on market value was 6.24% for the six-month period that ended April 30, 2023. During the same period, the Fund’s return based on its net asset value (NAV) was 8.36%. Based on its market value, the Fund underperformed, but based on its NAV, it outperformed the Multi-Sector Income Blended Index, which returned 8.28% for the period.
Spreads tightened during the six-month period as market volatility continued.
For the six-month period that ended April 30, 2023, spreads (the difference in yields over Treasuries) in investment-grade corporate and securitized sectors tightened on average by 21 basis points (bps; 100 bps equal 1.00%) and 7 bps, respectively. High yield bond spreads tightened 12 bps. Lower-rated commercial mortgage-backed securities (CMBS) were among the worst-performing sectors, with AA-rated securities widening 55 bps and BBB-rated securities widening 345 bps.
A hawkish Federal Reserve (Fed) resulted in continued high interest rate volatility, contributing in part to the financials sector instability in the spring of 2023. Meanwhile, economic growth has decelerated, which, coupled with inflation, has placed the economy at risk of recession, or even stagflation. Yields in the high yield market peaked at nearly 10% in October but have since moderated to roughly 8.5%, while the bond default rate rose from 1.2% in October 2022 to 2.2% in April 2023.
It was a pivotal six months for global bond markets, with a peak in inflation breathing new life into fixed income. Disinflation took hold across both developed and emerging markets, bringing the prospect of an end to monetary policy tightening. Bond yields have moved materially lower (albeit in fits and starts). The U.S. dollar weakened, boosting returns on international allocations when translated into U.S. dollars.
Ten largest holdings (%) as of April 30, 2023[1]
Mexico, 8.50%, 5-31-2029	4.14
India, 7.32%, 1-28-2024	3.15
Indonesia, 7.00%, 9-15-2030	2.92
Romania, 3.65%, 9-24-2031	2.40
Geo Group, Inc., 12.11%, 3-23-2027	1.80
Hungary, 1.50%, 4-22-2026	1.61
Mexico, 7.75%, 5-29-2031	1.61
Colombia TES, 7.50%, 8-26-2026	1.57
International Bank for Reconstruction & Development, 9.50%, 2-9-2029	1.52
New Zealand, 3.50%, 4-14-2033	1.50

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.
The Fund’s international allocation shifted to Eastern Europe and New Zealand.
Over the reporting period, the international/emerging markets portion of the Fund used its cash balance to add to positions in Eastern Europe (Hungary and Romania) and establish a new position in New Zealand. Within the existing position in Latin America, the managers diversified holdings by reducing exposure to quasi-sovereign issuance in Brazil and adding to sovereign bond holdings in Colombia and Mexico. Overall sleeve duration nudged slightly higher, with the focus on taking advantage of opportunities in individual markets as they arose.
Credit quality as of April 30, 2023[1]

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch
Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized.
Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest)
to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the rating categories. Standard &
Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3
(lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest)
to C (lowest). Ratings Aa to B may be modified by the addition of a number 1
(highest) to 3 (lowest) to show relative standing within the ratings categories.
Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Collateralized loan obligations (CLOs) and asset-backed securities (ABS) contributed along with higher-quality high yield and Eastern European holdings.
Within securitized sectors, the Fund’s allocation to CLOs and esoteric ABS contributed to performance. Within corporate sectors, security selection in the industrials sector contributed.

Allspring Multi-Sector Income Fund | 9

Performance highlights (unaudited)
Since October 2022, as rates have risen and spreads have widened, the high yield bond sleeve reinvested some of its shorter-maturity, higher-quality holdings into a combination of higher-yielding shorter maturities and higher-quality, longer maturities. Cable and satellite and property and casualty insurance were our two best-performing sectors, while our media entertainment and health care holdings were our worst. Fly Leasing and Dish Network were our best-performing individual credits while Resolute Investment Managers and QVC* were the worst.
Eastern European positions were among the best performers in the international bond sleeve over the reporting period, with sovereign bonds in Hungary and Romania rallying significantly. The other top performers were positions in Colombia and Mexico.
Effective maturity distribution as of April 30, 2023[1]

7%
0-1 year
28%
1-3 year(s)
22%
3-5 years
38%
5-10 years
3%
10-20 years
1%
20-30 years
1%
30+ years

[1]	Figures represent the percentage of the Fund’s fixed-income securities. Allocations are subject to change and may have changed since the date specified.
Leverage impact
The Fund’s use of leverage through bank borrowings had a positive impact on total return performance during this reporting period as it magnified gains. As of April 30, 2023, the Fund had approximately 30% in leverage as a percent of total assets.
Detractors included BBB-rated CMBS and a mix of international bonds.
Within securitized sectors, the primary detractor was the Fund’s allocation to BBB-rated mezzanine CMBS. An allocation to private-label collateralized mortgage obligations (CMOs) detracted to a smaller extent. In corporate sectors, security selection within financials was the largest detractor.
Among international bonds, the underperformers were a mix of lower-beta** (less volatile) and higher-beta (more volatile) names, with yields in China and South Africa steady and yields in Brazil rising modestly.
Geographic allocation as of April 30, 2023[1]

72%
North America
8%
Asia/Pacific ex-Japan
7%
Latin America
6%
Europe
1%
Caribbean
6%
Other

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.
The outlook is mixed as recession risks climb while the Fed is expected to end rate hikes.
We believe the Fed is close to reaching a terminal federal funds rate with a 25-bp rate hike in May and possibly an additional hike in June. The cumulative impact of monetary policy tightening combined with tightening credit conditions brought on by the recent banking crisis is likely to continue to weigh on economic conditions. Recession risks continue to climb and we believe credit conditions will continue to weaken, pressuring spreads wider as inflation and the Fed’s efforts to combat it remain a substantial challenge for the economy. As a result, the mortgage/corporate credit sleeve may be inclined to move up in quality. Global monetary policy trends will remain a headwind requiring close scrutiny, and as always, we will remain vigilant in our focus on risk given today’s unusual economic and market dynamics.
Within securitized sectors, we see value in certain ABS sectors, mezzanine private-label CMOs, and select CMBS deals. Our outlook has turned more cautious on corporate credit where valuations do not reflect worsening fundamentals.
Approximately 48% of the mortgage/corporate sleeve’s exposure is in corporate credit and 47% is in fixed-rate and floating-rate mortgage securities. The largest industry exposure in the credit sectors remains insurance, banking, and technology, while ABS and CMBS remain the largest weights within the securitized sector.
The Fed hiked rates for what may be the final time this cycle while retaining a hawkish bias. Rates are in restrictive territory and will likely remain higher for longer. The potential for further banking stress or volatility relating to resolution of the debt ceiling crisis remains a near-term risk and will likely keep high yield spreads range-bound until resolved. Significant concerns remain that 500 bps of rate hikes in the past year will precipitate a recession as the effect of tighter monetary policy circulates through the economy.
*
 This security was no longer held at the end of the reporting period.
**
Beta measures fund volatility relative to general market movements.  It is a standardized measure of systematic risk in comparison with a specified index.  The benchmark beta is 1.00 by definition.  Beta is based on historical performance and does not represent future results.

10 | Allspring Multi-Sector Income Fund

Performance highlights (unaudited)
High yield spreads would likely move wider in a recession but would have room to rally should inflation normalize and should the economy muddle through. Yields, being near the high end of the post-Global Financial Crisis range, provide a valuation offset to buffer the market. Relative to previous credit cycles, today’s high yield market has more BB-rated and fewer CCC-rated companies. High yield issuers also have stronger balance sheets than in past cycles. In summary, we believe these conditions merit a moderately defensive stance combined with a few opportunistic value ideas incorporated into the portfolio to try to take advantage of the elevated volatility experienced over the past six months.
The outlook for international fixed income is more constructive than it has been for some time, with the relentless 2022 sell-off catapulting yields to levels not seen for quite some time. Growing divergence in domestic macroeconomics could offer relative-value opportunities to investors across the global stage. The months ahead could see more rapid disinflation as base effects from food and energy prices come into play, and this could be supportive for sovereign bonds. Political risk remains something to monitor.

Allspring Multi-Sector Income Fund | 11

Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.17%
FHLMC (5 Year Treasury Constant Maturity +2.11%) ±	2.66%	9-1-2032	$223,753	$213,988
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.36	2-1-2037	44,242	45,237
FHLMC Series 2567 Class FH (1 Month LIBOR +0.40%) ±	5.35	2-15-2033	22,911	22,820
FHLMC Series 2390 Class FD (1 Month LIBOR +0.45%) ±	5.40	12-15-2031	5,433	5,423
FHLMC	8.50	7-1-2028	6,923	7,107
FNMA Series 1997-20 Class IO ƒ±±	1.84	3-25-2027	14,729	87
FNMA Series 2002-77 Class FH (1 Month LIBOR +0.40%) ±	5.36	12-18-2032	8,952	8,933
FNMA Series 2001-57 Class F (1 Month LIBOR +0.50%) ±	5.52	6-25-2031	1,665	1,663
FNMA Series 2002-97 Class FR (1 Month LIBOR +0.55%) ±	5.57	1-25-2033	2,481	2,482
FNMA Series 2001-35 Class F (1 Month LIBOR +0.60%) ±	5.62	7-25-2031	1,654	1,652
FNMA Series 2001-25 Class Z	6.00	6-25-2031	23,893	24,343
FNMA	6.00	4-1-2033	42,461	42,312
GNMA Series 2019-H06 Class HI ƒ±±	1.82	4-20-2069	2,895,309	90,698
GNMA	6.50	6-15-2028	9,204	9,441
Total agency securities (Cost $525,259)				476,186
Asset-backed securities: 4.08%
ABFC Trust Series 2003-AHL1 Class A1	4.18	3-25-2033	68,194	66,495
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A (1 Month LIBOR +1.40%) 144A±	6.35	1-15-2037	500,000	485,625
Aqua Finance Trust Series 2021-A Class A 144A	1.54	7-17-2046	436,506	392,257
Bear Stearns Asset-Backed Securities Trust Series 2002-2 Class A1 (1 Month LIBOR +0.66%) ±	5.68	10-25-2032	48,334	47,602
BRSP Ltd. Series 2021-FL1 Class A (1 Month LIBOR +1.15%) 144A±	6.10	8-19-2038	360,000	344,823
Centex Home Equity Loan Trust Series 2002-A Class AF6	5.54	1-25-2032	5,914	5,756
DT Auto Owner Trust Series 2019-2A Class D 144A	3.48	2-18-2025	253,379	252,679
Five Guys Funding LLC Series 2017-1A Class A2 144A	4.60	7-25-2047	985,000	961,631
GSAA Home Equity Trust Series 2004-5 Class AF5	4.41	6-25-2034	5	5
HGI CRE CLO Ltd. Series 2021-FL1 Class A (1 Month LIBOR +1.05%) 144A±	6.00	6-16-2036	338,598	327,805
Home Partners Of America Trust Series 2021-1 Class D 144A	2.48	9-17-2041	817,320	667,371
MESA Trust Series 2001-5 Class A (1 Month LIBOR +0.80%) 144A±	5.82	12-25-2031	464	464
MF1 Ltd. Series 2022-FL8 Class C (30 Day Average U.S. SOFR +2.20%) 144A±	6.98	2-19-2037	1,000,000	920,941
Mid-State Trust XI Series 11 Class A1	4.86	7-15-2038	72,614	70,459
New Century Home Equity Loan Trust Series 2004-3 Class M1 (1 Month LIBOR +0.93%) ±	5.95	11-25-2034	702,434	670,824
Octane Receivables Trust Series 2022-1A Class A2 144A	4.18	3-20-2028	842,983	829,670
Parallel Ltd. Series 2021-1A Class D (3 Month LIBOR +3.45%) 144A±	8.71	7-15-2034	1,000,000	909,347
PFS Financing Corp. Series 2021-A Class A 144A	0.71	4-15-2026	1,000,000	952,914
Sound Point Clo VIII-R Ltd. Series 2015-1RA Class BR (3 Month LIBOR +1.55%) 144A±	6.81	4-15-2030	1,000,000	959,083
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR +1.35%) 144A±	6.10	11-15-2038	1,200,000	1,174,500
The accompanying notes are an integral part of these financial statements.
12 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Terwin Mortgage Trust Series TMTS Series 2003-6HE Class A3 (1 Month LIBOR +1.14%) ±	6.16%	11-25-2033	$100,149	$86,574
TRTX Issuer Ltd. Series 2022-FL5 Class A (30 Day Average U.S. SOFR +1.65%) 144A±	6.40	2-15-2039	500,000	485,000
Westgate Resorts LLC Series 2022-1A Class C 144A	2.49	8-20-2036	662,747	624,412
Total asset-backed securities (Cost $11,712,414)				11,236,237

	Shares
Common stocks: 0.45%
Energy: 0.33%
Energy equipment & services: 0.15%
Bristow Group, Inc. †	18,989	424,784
Oil, gas & consumable fuels: 0.18%
Denbury, Inc. †	5,183	483,989
Financials: 0.12%
Mortgage real estate investment trusts (REITs): 0.12%
Starwood Property Trust, Inc.	18,508	331,108
Total common stocks (Cost $853,421)		1,239,881

			Principal
Corporate bonds and notes: 67.70%
Basic materials: 0.10%
Chemicals: 0.10%
Avient Corp. 144A	7.13	8-1-2030	$265,000	270,833
Communications: 9.98%
Advertising: 0.48%
Clear Channel Outdoor Holdings, Inc. 144A	7.50	6-1-2029	950,000	702,994
Outfront Media Capital LLC/Outfront Media Capital Corp. 144A	4.63	3-15-2030	675,000	569,855
Outfront Media Capital LLC/Outfront Media Capital Corp. 144A	5.00	8-15-2027	50,000	46,166
				1,319,015
Internet: 2.98%
Arches Buyer, Inc. 144A	4.25	6-1-2028	500,000	430,360
Arches Buyer, Inc. 144A	6.13	12-1-2028	1,235,000	1,071,362
Cablevision Lightpath LLC 144A	3.88	9-15-2027	605,000	504,956
Cablevision Lightpath LLC 144A	5.63	9-15-2028	140,000	102,264
Match Group Holdings II LLC 144A	5.63	2-15-2029	2,741,000	2,577,147
Uber Technologies, Inc. 144A	4.50	8-15-2029	2,060,000	1,894,340
Uber Technologies, Inc. 144A	8.00	11-1-2026	1,600,000	1,640,464
				8,220,893
Media: 5.92%
CCO Holdings LLC/CCO Holdings Capital Corp. 144A	4.25	1-15-2034	3,090,000	2,353,778
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 13

Portfolio of investments—April 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. 144A	4.50%	8-15-2030	$1,900,000	$1,595,429
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	250,000	200,144
CCO Holdings LLC/CCO Holdings Capital Corp. 144A	5.00	2-1-2028	150,000	138,689
CCO Holdings LLC/CCO Holdings Capital Corp. 144A	5.13	5-1-2027	600,000	566,142
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	3-30-2029	675,000	654,092
CSC Holdings LLC 144A	4.63	12-1-2030	625,000	305,079
CSC Holdings LLC 144A	5.75	1-15-2030	1,750,000	893,102
CSC Holdings LLC 144A	11.25	5-15-2028	300,000	298,980
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 144A	5.88	8-15-2027	415,000	364,191
DISH Network Corp. 144A	11.75	11-15-2027	600,000	566,787
Gray Escrow II, Inc. 144A	5.38	11-15-2031	2,300,000	1,474,347
Gray Television, Inc. 144A	4.75	10-15-2030	1,850,000	1,195,072
Nexstar Media, Inc. 144A	5.63	7-15-2027	750,000	704,385
Scripps Escrow II, Inc. 144A	3.88	1-15-2029	170,000	132,151
Scripps Escrow II, Inc. 144A	5.38	1-15-2031	2,425,000	1,685,375
Scripps Escrow, Inc. 144A	5.88	7-15-2027	640,000	458,963
Sirius XM Radio, Inc. 144A	4.13	7-1-2030	1,320,000	1,058,769
Townsquare Media, Inc. 144A	6.88	2-1-2026	1,785,000	1,664,102
				16,309,577
Telecommunications: 0.60%
CommScope Technologies LLC 144A	5.00	3-15-2027	975,000	673,588
CommScope, Inc. 144A	4.75	9-1-2029	275,000	222,075
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A	5.15	9-20-2029	750,000	745,905
				1,641,568
Consumer, cyclical: 12.55%
Airlines: 1.65%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 144A	5.50	4-20-2026	340,000	333,878
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 144A	5.75	4-20-2029	510,000	484,645
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	7-15-2027	722,367	650,366
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 144A	5.75	1-20-2026	885,000	824,483
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 144A	6.50	6-20-2027	850,000	848,640
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 144A	8.00	9-20-2025	1,380,000	1,393,146
				4,535,158
Apparel: 0.07%
Crocs, Inc. 144A	4.25	3-15-2029	210,000	186,283
Auto manufacturers: 2.00%
Allison Transmission, Inc. 144A	5.88	6-1-2029	240,000	236,354
Ford Motor Co.	3.25	2-12-2032	645,000	500,208
Ford Motor Co.	4.75	1-15-2043	1,010,000	758,812
The accompanying notes are an integral part of these financial statements.
14 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers (continued)
Ford Motor Credit Co. LLC	4.00%	11-13-2030	$590,000	$505,905
Ford Motor Credit Co. LLC	4.39	1-8-2026	1,340,000	1,273,118
Ford Motor Credit Co. LLC	5.11	5-3-2029	2,175,000	2,026,602
Ford Motor Credit Co. LLC	5.13	6-16-2025	225,000	219,024
				5,520,023
Auto parts & equipment: 0.29%
Cooper Tire & Rubber Co.	7.63	3-15-2027	805,000	801,321
Distribution/wholesale: 0.55%
G-III Apparel Group Ltd. 144A	7.88	8-15-2025	1,595,000	1,500,704
Entertainment: 3.28%
CCM Merger, Inc. 144A	6.38	5-1-2026	2,505,000	2,448,638
Churchill Downs, Inc. 144A	4.75	1-15-2028	1,415,000	1,339,999
Churchill Downs, Inc. 144A	6.75	5-1-2031	205,000	206,343
Cinemark USA, Inc. 144A	5.25	7-15-2028	1,650,000	1,471,415
Cinemark USA, Inc. 144A	5.88	3-15-2026	420,000	401,297
Cinemark USA, Inc. 144A	8.75	5-1-2025	603,000	615,060
Live Nation Entertainment, Inc. 144A	3.75	1-15-2028	735,000	657,825
Live Nation Entertainment, Inc. 144A	5.63	3-15-2026	528,000	513,731
Live Nation Entertainment, Inc. 144A	6.50	5-15-2027	1,380,000	1,395,561
				9,049,869
Home builders: 0.40%
Toll Brothers Finance Corp.	4.35	2-15-2028	745,000	713,256
Tri Pointe Homes, Inc.	5.70	6-15-2028	405,000	397,406
				1,110,662
Leisure time: 1.25%
Carnival Holdings Bermuda Ltd. 144A	10.38	5-1-2028	1,200,000	1,290,101
NCL Corp. Ltd. 144A	5.88	3-15-2026	950,000	818,299
NCL Corp. Ltd. 144A	5.88	2-15-2027	900,000	848,949
NCL Corp. Ltd. 144A	7.75	2-15-2029	560,000	474,175
				3,431,524
Retail: 3.06%
Bath & Body Works, Inc. 144A	9.38	7-1-2025	420,000	449,420
Dave & Buster’s, Inc. 144A	7.63	11-1-2025	350,000	355,841
FirstCash, Inc. 144A	4.63	9-1-2028	1,010,000	923,413
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 144A	7.75	2-15-2026	1,625,000	1,523,521
Macy’s Retail Holdings LLC 144A	5.88	4-1-2029	765,000	700,763
Macy’s Retail Holdings LLC 144A	6.13	3-15-2032	705,000	617,111
Michaels Cos., Inc. 144A	7.88	5-1-2029	1,160,000	777,618
NMG Holding Co., Inc./Neiman Marcus Group LLC 144A	7.13	4-1-2026	1,040,000	966,436
Nordstrom, Inc.	4.00	3-15-2027	750,000	644,490
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 15

Portfolio of investments—April 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail (continued)
PetSmart, Inc./PetSmart Finance Corp. 144A	4.75%	2-15-2028	$865,000	$817,554
PetSmart, Inc./PetSmart Finance Corp. 144A	7.75	2-15-2029	670,000	660,707
				8,436,874
Consumer, non-cyclical: 6.20%
Commercial services: 4.73%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A	6.00	6-1-2029	1,460,000	1,144,612
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A	6.63	7-15-2026	600,000	578,371
CoreCivic, Inc.	8.25	4-15-2026	3,070,000	3,101,345
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	640,000	489,248
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	1,725,000	1,090,601
PECF USS Intermediate Holding III Corp. 144A	8.00	11-15-2029	1,180,000	770,150
Prime Security Services Borrower LLC/Prime Finance, Inc. 144A	6.25	1-15-2028	740,000	693,037
Sabre Global, Inc. 144A	9.25	4-15-2025	1,534,000	1,415,115
Sabre Global, Inc. 144A	11.25	12-15-2027	1,960,000	1,722,350
Service Corp. International	7.50	4-1-2027	1,125,000	1,171,562
Upbound Group, Inc. 144A	6.38	2-15-2029	985,000	864,909
				13,041,300
Healthcare-services: 1.36%
Air Methods Corp. 144A	8.00	5-15-2025	480,000	28,800
CHS/Community Health Systems, Inc. 144A	5.25	5-15-2030	665,000	554,254
CHS/Community Health Systems, Inc. 144A	6.00	1-15-2029	40,000	35,450
CommonSpirit Health	3.82	10-1-2049	750,000	596,814
Pediatrix Medical Group, Inc. 144A	5.38	2-15-2030	530,000	484,062
Select Medical Corp. 144A	6.25	8-15-2026	1,320,000	1,292,853
Tenet Healthcare Corp.	4.88	1-1-2026	775,000	763,263
				3,755,496
Pharmaceuticals: 0.11%
CVS Pass-Through Trust	6.04	12-10-2028	290,853	295,391
Energy: 14.57%
Energy-alternate sources: 2.47%
Enviva Partners LP/Enviva Partners Finance Corp. 144A	6.50	1-15-2026	3,735,000	3,184,079
TerraForm Power Operating LLC 144A	4.75	1-15-2030	1,480,000	1,372,685
TerraForm Power Operating LLC 144A	5.00	1-31-2028	2,345,000	2,245,338
				6,802,102
Oil & gas: 4.06%
Aethon United BR LP/Aethon United Finance Corp. 144A	8.25	2-15-2026	1,470,000	1,427,467
Apache Corp.	4.38	10-15-2028	750,000	702,580
Encino Acquisition Partners Holdings LLC 144A	8.50	5-1-2028	2,405,000	2,132,442
Hilcorp Energy I LP/Hilcorp Finance Co. 144A	5.75	2-1-2029	80,000	74,741
Hilcorp Energy I LP/Hilcorp Finance Co. 144A	6.00	4-15-2030	145,000	135,137
Hilcorp Energy I LP/Hilcorp Finance Co. 144A	6.00	2-1-2031	300,000	276,487
The accompanying notes are an integral part of these financial statements.
16 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co. 144A	6.25%	11-1-2028	$350,000	$335,213
Hilcorp Energy I LP/Hilcorp Finance Co. 144A	6.25	4-15-2032	145,000	135,558
Murphy Oil Corp.	6.38	7-15-2028	485,000	483,190
Occidental Petroleum Corp.	6.45	9-15-2036	3,190,000	3,385,387
Southwestern Energy Co.	4.75	2-1-2032	740,000	652,498
Southwestern Energy Co.	8.38	9-15-2028	650,000	680,566
Vital Energy, Inc.	9.50	1-15-2025	770,000	774,343
				11,195,609
Oil & gas services: 2.17%
Archrock Partners LP/Archrock Partners Finance Corp. 144A	6.25	4-1-2028	475,000	455,972
Archrock Partners LP/Archrock Partners Finance Corp. 144A	6.88	4-1-2027	500,000	491,281
Bristow Group, Inc. 144A	6.88	3-1-2028	2,110,000	2,013,190
Oceaneering International, Inc.	4.65	11-15-2024	500,000	491,997
Oceaneering International, Inc.	6.00	2-1-2028	1,580,000	1,500,957
USA Compression Partners LP/USA Compression Finance Corp.	6.88	4-1-2026	970,000	959,523
USA Compression Partners LP/USA Compression Finance Corp.	6.88	9-1-2027	65,000	63,257
				5,976,177
Pipelines: 5.87%
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	742,104
Buckeye Partners LP	5.85	11-15-2043	1,125,000	865,733
CQP Holdco LP/BIP-V Chinook Holdco LLC 144A	5.50	6-15-2031	1,550,000	1,442,584
DT Midstream, Inc. 144A	4.13	6-15-2029	300,000	265,876
DT Midstream, Inc. 144A	4.38	6-15-2031	725,000	630,398
EnLink Midstream LLC	5.38	6-1-2029	1,465,000	1,414,243
EnLink Midstream LLC 144A	5.63	1-15-2028	170,000	167,432
EnLink Midstream LLC 144A	6.50	9-1-2030	1,080,000	1,090,983
EnLink Midstream Partners LP	5.05	4-1-2045	1,025,000	813,420
EnLink Midstream Partners LP	5.60	4-1-2044	750,000	623,304
EQM Midstream Partners LP 144A	7.50	6-1-2027	10,000	9,964
EQM Midstream Partners LP 144A	7.50	6-1-2030	1,160,000	1,125,973
Harvest Midstream I LP 144A	7.50	9-1-2028	760,000	743,622
Hess Midstream Operations LP 144A	5.50	10-15-2030	445,000	414,170
Kinetik Holdings LP 144A	5.88	6-15-2030	1,140,000	1,092,086
Plains All American Pipeline LP/PAA Finance Corp.	3.85	10-15-2023	750,000	743,528
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	270,000	249,332
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	1,440,000	1,253,290
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A	6.00	12-31-2030	1,110,000	985,845
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A	6.00	9-1-2031	370,000	327,607
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 17

Portfolio of investments—April 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines (continued)
Venture Global Calcasieu Pass LLC 144A	3.88%	11-1-2033	$180,000	$151,779
Venture Global Calcasieu Pass LLC 144A	6.25	1-15-2030	1,020,000	1,034,287
				16,187,560
Financial: 13.80%
Banks: 0.51%
Citigroup, Inc. Series V (U.S. SOFR +3.23%) ʊ±	4.70	1-30-2025	750,000	657,446
JPMorgan Chase & Co. Series Q (3 Month LIBOR +3.25%) ʊ±	8.55	8-1-2023	750,000	747,187
				1,404,633
Diversified financial services: 5.04%
Enact Holdings, Inc. 144A	6.50	8-15-2025	2,565,000	2,540,119
LFS TopCo LLC 144A	5.88	10-15-2026	755,000	662,513
LPL Holdings, Inc. 144A	4.38	5-15-2031	2,090,000	1,854,875
Navient Corp.	5.00	3-15-2027	1,215,000	1,093,998
Navient Corp.	5.88	10-25-2024	250,000	245,695
OneMain Finance Corp.	5.38	11-15-2029	475,000	399,594
OneMain Finance Corp.	6.13	3-15-2024	750,000	737,649
OneMain Finance Corp.	7.13	3-15-2026	400,000	389,816
Oppenheimer Holdings, Inc.	5.50	10-1-2025	1,200,000	1,143,000
PRA Group, Inc. 144A	5.00	10-1-2029	1,530,000	1,296,691
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. 144A	2.88	10-15-2026	965,000	858,938
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. 144A	4.00	10-15-2033	665,000	520,363
Synchrony Financial	5.15	3-19-2029	750,000	696,543
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	1,030,000	981,275
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	535,000	461,438
				13,882,507
Insurance: 3.23%
Allied World Assurance Co. Holdings Ltd.	4.35	10-29-2025	385,000	372,534
AmWINS Group, Inc. 144A	4.88	6-30-2029	1,370,000	1,243,161
Assurant, Inc.	3.70	2-22-2030	750,000	661,114
AssuredPartners, Inc. 144A	5.63	1-15-2029	665,000	575,716
Athene Holding Ltd.	4.13	1-12-2028	750,000	682,304
Brighthouse Financial, Inc.	4.70	6-22-2047	850,000	641,346
BroadStreet Partners, Inc. 144A	5.88	4-15-2029	1,845,000	1,600,587
Liberty Mutual Group, Inc. 144A	4.57	2-1-2029	750,000	723,550
MetLife, Inc.	6.40	12-15-2066	1,000,000	1,003,000
Prudential Financial, Inc. (3 Month LIBOR +2.38%) ±	4.50	9-15-2047	750,000	692,700
Sammons Financial Group, Inc. 144A	4.45	5-12-2027	750,000	703,054
				8,899,066
REITS: 5.02%
Boston Properties LP	3.40	6-21-2029	849,000	720,461
GLP Capital LP/GLP Financing II, Inc.	3.25	1-15-2032	625,000	512,506
The accompanying notes are an integral part of these financial statements.
18 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS (continued)
HAT Holdings I LLC/HAT Holdings II LLC 144A	3.38%	6-15-2026	$630,000	$559,192
HAT Holdings I LLC/HAT Holdings II LLC 144A	3.75	9-15-2030	830,000	652,388
HAT Holdings I LLC/HAT Holdings II LLC 144A	6.00	4-15-2025	255,000	247,832
Iron Mountain, Inc. 144A	4.50	2-15-2031	1,625,000	1,412,916
Iron Mountain, Inc. 144A	5.25	7-15-2030	1,505,000	1,386,145
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 144A	4.25	2-1-2027	350,000	298,375
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 144A	4.75	6-15-2029	665,000	526,181
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 144A	5.25	10-1-2025	1,120,000	1,052,800
MPT Operating Partnership LP/MPT Finance Corp.	3.50	3-15-2031	2,185,000	1,493,519
Omega Healthcare Investors, Inc.	4.50	4-1-2027	600,000	560,499
Service Properties Trust	4.35	10-1-2024	565,000	539,292
Service Properties Trust	4.75	10-1-2026	550,000	475,358
Service Properties Trust	4.95	2-15-2027	365,000	309,255
Service Properties Trust	7.50	9-15-2025	1,000,000	979,380
SITE Centers Corp.	4.70	6-1-2027	600,000	558,687
Starwood Property Trust, Inc. 144A	4.38	1-15-2027	900,000	776,007
Starwood Property Trust, Inc.	4.75	3-15-2025	465,000	439,425
Vornado Realty LP	2.15	6-1-2026	120,000	99,546
Vornado Realty LP	3.40	6-1-2031	340,000	241,650
				13,841,414
Industrial: 4.95%
Aerospace/defense: 0.89%
Spirit AeroSystems, Inc. 144A	7.50	4-15-2025	750,000	745,123
Spirit AeroSystems, Inc. 144A	9.38	11-30-2029	430,000	462,212
TransDigm, Inc.	7.50	3-15-2027	1,240,000	1,246,189
				2,453,524
Building materials: 0.60%
Camelot Return Merger Sub, Inc. 144A	8.75	8-1-2028	1,750,000	1,658,125
Electronics: 0.22%
Keysight Technologies, Inc.	4.60	4-6-2027	600,000	599,745
Hand/machine tools: 0.51%
Werner FinCo LP/Werner FinCo, Inc. 144A	8.75	7-15-2025	1,755,000	1,401,415
Machinery-diversified: 0.57%
Chart Industries, Inc. 144A	7.50	1-1-2030	200,000	206,000
Chart Industries, Inc. 144A	9.50	1-1-2031	335,000	354,681
TK Elevator U.S. Newco, Inc. 144A	5.25	7-15-2027	1,080,000	1,009,656
				1,570,337
Packaging & containers: 1.22%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 144A	6.00	6-15-2027	715,000	711,464
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 19

Portfolio of investments—April 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Packaging & containers (continued)
Berry Global, Inc. 144A	5.63%	7-15-2027		$1,310,000	$1,290,410
Clearwater Paper Corp. 144A	4.75	8-15-2028		330,000	295,944
Clydesdale Acquisition Holdings, Inc. 144A	8.75	4-15-2030		1,155,000	1,062,962
					3,360,780
Trucking & leasing: 0.94%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028		1,040,000	953,248
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025		1,442,000	1,424,023
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027		200,000	208,287
					2,585,558
Technology: 1.97%
Computers: 1.40%
Dell International LLC/EMC Corp.	6.02	6-15-2026		750,000	771,865
McAfee Corp. 144A	7.38	2-15-2030		1,215,000	1,008,571
NCR Corp. 144A	6.13	9-1-2029		1,285,000	1,259,488
Seagate HDD	4.13	1-15-2031		972,000	806,760
					3,846,684
Software: 0.57%
Cloud Software Group, Inc.	9.00	9-30-2029		440,000	378,092
SS&C Technologies, Inc. 144A	5.50	9-30-2027		500,000	483,958
VMware, Inc.	3.90	8-21-2027		750,000	722,302
					1,584,352
Utilities: 3.58%
Electric: 3.58%
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024		16,000	15,360
NSG Holdings LLC/NSG Holdings, Inc. 144A	7.75	12-15-2025		1,216,006	1,210,025
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 144A	4.50	8-15-2028		2,890,000	2,688,642
PG&E Corp.	5.25	7-1-2030		3,260,000	3,004,563
Vistra Corp. (5 Year Treasury Constant Maturity +5.74%) 144Aʊ±	7.00	12-15-2026		1,285,000	1,152,425
Vistra Operations Co. LLC 144A	4.38	5-1-2029		795,000	710,776
Vistra Operations Co. LLC 144A	5.63	2-15-2027		1,125,000	1,097,210
					9,879,001
Total corporate bonds and notes (Cost $198,081,610)					186,555,080
Foreign corporate bonds and notes: 7.73%
Government securities: 7.73%
Multi-national: 7.73%
Asian Development Bank	6.00	2-5-2026	BRL	9,000,000	1,615,482
European Bank for Reconstruction & Development	5.00	1-27-2025	BRL	8,225,000	1,500,117
European Investment Bank	7.25	1-23-2030	ZAR	30,000,000	1,470,832
The accompanying notes are an integral part of these financial statements.
20 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Multi-national (continued)
European Investment Bank	8.00%	5-5-2027	ZAR	49,000,000	$2,611,190
European Investment Bank	8.75	8-18-2025	ZAR	20,000,000	1,092,360
International Bank for Reconstruction & Development	5.75	1-14-2028	BRL	15,000,000	2,466,679
International Bank for Reconstruction & Development	6.75	2-9-2029	ZAR	60,000,000	2,937,925
International Bank for Reconstruction & Development	7.00	6-7-2023	ZAR	15,000,000	816,253
International Bank for Reconstruction & Development	8.25	6-22-2023	BRL	9,000,000	1,791,713
International Bank for Reconstruction & Development	8.25	12-21-2026	ZAR	15,000,000	804,117
International Bank for Reconstruction & Development	9.50	2-9-2029	BRL	22,000,000	4,195,782
					21,302,450
Total foreign corporate bonds and notes (Cost $24,069,371)					21,302,450
Foreign government bonds: 23.72%
China	3.02	5-27-2031	CNY	14,700,000	2,157,833
Colombia TES	6.00	4-28-2028	COP	9,000,000,000	1,534,768
Colombia TES	7.50	8-26-2026	COP	22,725,000,000	4,338,031
Colombia TES	6.25	11-26-2025	COP	15,000,000,000	2,848,306
Hungary	1.50	4-22-2026	HUF	1,920,000,000	4,442,265
India	7.27	4-8-2026	INR	60,000,000	737,784
India	7.32	1-28-2024	INR	710,000,000	8,674,877
Indonesia	7.00	9-15-2030	IDR	115,000,000,000	8,045,296
Indonesia	5.50	4-15-2026	IDR	30,000,000,000	2,008,793
Mexico ##	8.50	5-31-2029	MXN	208,500,000	11,411,576
Mexico	7.75	5-29-2031	MXN	85,000,000	4,435,157
New Zealand	3.50	4-14-2033	NZD	7,000,000	4,118,984
Romania	3.65	9-24-2031	RON	38,500,000	6,625,541
Romania	5.00	2-12-2029	RON	20,000,000	3,995,215
Total foreign government bonds (Cost $73,624,370)					65,374,426
Loans: 19.73%
Communications: 2.10%
Advertising: 0.17%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 3 Month +3.50%) ±	8.81	8-21-2026		$496,144	466,787
Internet: 0.81%
Arches Buyer, Inc. (U.S. SOFR 1 Month +3.25%) ±	8.22	12-6-2027		2,422,640	2,240,942
Media: 0.32%
Hubbard Radio LLC (1 Month LIBOR +4.25%) ±	9.28	3-28-2025		1,110,028	889,133
Telecommunications: 0.80%
Connect Finco Sarl (1 Month LIBOR +3.50%) ±	8.53	12-11-2026		848,750	843,445
Intelsat Jackson Holdings SA (U.S. SOFR 6 Month +4.50%) ±	9.08	2-1-2029		1,367,606	1,348,583
					2,192,028
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 21

Portfolio of investments—April 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 2.82%
Airlines: 2.46%
American Airlines, Inc. (3 Month LIBOR +4.75%) ˂±	10.00%	4-20-2028	1,432,000	$1,440,148
Mileage Plus Holdings LLC (3 Month LIBOR +5.25%) ±	10.21	6-21-2027	2,452,250	2,549,310
SkyMiles IP Ltd. (U.S. SOFR 3 Month +3.75%) ˂±	8.80	10-20-2027	2,706,631	2,802,122
				6,791,580
Auto parts & equipment: 0.07%
Clarios Global LP (1 Month LIBOR +3.25%) ±	8.27	4-30-2026	190,172	189,656
Retail: 0.29%
Dave & Buster’s, Inc. (U.S. SOFR 1 Month +5.00%) ±	10.13	6-29-2029	390,713	390,287
PetSmart, Inc. (U.S. SOFR 1 Month +3.75%) ±	8.83	2-11-2028	397,975	395,985
				786,272
Consumer, non-cyclical: 4.43%
Commercial services: 2.37%
Allied Universal Holdco LLC (U.S. SOFR 1 Month +3.75%) ±	8.83	5-12-2028	1,630,923	1,571,215
Geo Group, Inc. (U.S. SOFR 1 Month +7.13%) ±	12.11	3-23-2027	4,876,190	4,946,699
				6,517,914
Food: 0.63%
B&G Foods, Inc. (1 Month LIBOR +2.50%) ˂±	7.52	10-10-2026	1,800,000	1,735,398
Healthcare-products: 0.94%
Bausch & Lomb, Inc. (U.S. SOFR 1 Month +3.25%) ±	8.46	5-10-2027	893,250	867,819
Medline Borrower LP (U.S. SOFR 1 Month +3.25%) ±	8.27	10-23-2028	1,788,466	1,734,562
				2,602,381
Healthcare-services: 0.49%
Surgery Center Holdings, Inc. (1 Month LIBOR +3.75%) ±	8.70	8-31-2026	1,361,483	1,357,766
Energy: 2.16%
Oil & gas services: 0.66%
ChampionX Corp. (U.S. SOFR 1 Month +3.25%) ±	8.18	6-7-2029	1,840,750	1,836,148
Pipelines: 1.50%
AL NGPL Holdings LLC (3 Month LIBOR +3.75%) ±	8.96	4-14-2028	687,536	680,489
GIP II Blue Holding LP (3 Month LIBOR +4.50%) ˂±	9.66	9-29-2028	964,665	960,874
M6 ETX Holdings II Midco LLC (U.S. SOFR 1 Month +4.50%) ±	9.55	9-19-2029	457,700	454,267
NorthRiver Midstream Finance LP (3 Month LIBOR +3.25%) ±	8.43	10-1-2025	903,008	899,198
Prairie ECI Acquiror LP (1 Month LIBOR +4.75%) ±	9.77	3-11-2026	900,000	882,279
Whitewater Whistler Holdings, LLC (U.S. SOFR 1 Month +3.25%) ±	8.15	2-15-2030	250,000	249,625
				4,126,732
The accompanying notes are an integral part of these financial statements.
22 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 3.05%
Diversified financial services: 1.45%
Resolute Investment Managers, Inc. (3 Month LIBOR +4.25%) ±	9.41%	4-30-2024	2,453,458	$1,791,024
Resolute Investment Managers, Inc. (3 Month LIBOR +8.00%) ‡±	13.27	4-30-2025	923,070	553,842
Russell Investments U.S. Institutional Holdco, Inc. (U.S. SOFR 1 Month +3.50%) ±	8.47	5-30-2025	1,681,664	1,635,418
				3,980,284
Insurance: 1.01%
Asurion LLC (1 Month LIBOR +3.25%) ˂±	8.27	12-23-2026	1,086,540	1,012,862
Asurion LLC (1 Month LIBOR +5.25%) ±	10.27	1-31-2028	460,000	384,868
Broadstreet Partners, Inc. (U.S. SOFR 1 Month +4.00%) ˂±	8.99	4-27-2029	885,000	877,256
Hub International Ltd. (U.S. LIBOR 3 Month +4.00%) ±	8.73	11-10-2029	498,750	497,449
				2,772,435
REITS: 0.59%
Claros Mortgage Trust, Inc. (U.S. SOFR 1 Month +4.50%) ±	9.49	8-9-2026	854,188	736,028
Starwood Property Trust, Inc. (U.S. SOFR 1 Month +3.25%) ±	8.23	11-18-2027	932,662	900,019
				1,636,047
Industrial: 3.27%
Aerospace/defense: 0.93%
Spirit Aerosystems, Inc. (U.S. SOFR 1 Month +4.50%) ±	9.55	1-15-2027	2,587,000	2,575,695
Building materials: 0.65%
Cornerstone Building Brands, Inc. (U.S. SOFR 1 Month +3.25%) ±	8.24	4-12-2028	1,980,458	1,785,383
Environmental control: 0.21%
MIP V Waste Holdings LLC (1 Month LIBOR +3.25%) ˂±	8.27	12-8-2028	596,500	584,570
Machinery-diversified: 0.40%
Chart Industries, Inc. (U.S. SOFR 1 Month +3.75%) ±	8.74	3-15-2030	250,000	249,845
Vertical U.S. Newco, Inc. (3 Month LIBOR +3.50%) ±	8.60	7-30-2027	859,688	838,195
				1,088,040
Metal fabricate/hardware: 0.50%
Werner FinCo LP (3 Month LIBOR +4.00%) ±	9.16	7-24-2024	1,412,297	1,372,286
Packaging & containers: 0.58%
Clydesdale Acquisition Holdings, Inc. (U.S. SOFR 1 Month +4.18%) ±	9.26	4-13-2029	1,641,864	1,602,230
Technology: 1.90%
Computers: 0.30%
NCR Corp. (3 Month LIBOR +2.50%) ±	7.78	8-28-2026	839,021	826,436
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 23

Portfolio of investments—April 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software: 1.60%
Applied Systems, Inc. (U.S. LIBOR 3 Month +4.50%) ˂±	9.40%	9-18-2026	2,808,167	$2,810,807
Athenahealth Group, Inc. (U.S. SOFR 3 Month +3.50%) ±	3.50	2-15-2029	95,691	89,539
Athenahealth Group, Inc. (U.S. SOFR 1 Month +3.50%) ±	8.46	2-15-2029	778,940	728,861
Genesys Cloud Services Holdings II LLC (1 Month LIBOR +4.00%) ˂±	9.02	12-1-2027	800,000	791,504
				4,420,711
Total loans (Cost $55,535,660)				54,376,854
Non-agency mortgage-backed securities: 4.30%
Banc of America Funding Trust Series 2005-5 Class 1A1	5.50	9-25-2035	$69,733	68,455
Banc of America Funding Trust Series 2005-D Class A1 ±±	3.95	5-25-2035	118,105	109,595
Banc of America Mortgage Trust Series 2003-C Class 1A1 ±±	4.62	4-25-2033	181,050	164,830
Bank Series 2017-BNK6 Class D 144A	3.10	7-15-2060	1,000,000	673,913
BX Trust Series 2022-CLS Class C 144A	6.79	10-13-2027	750,000	726,212
BX Trust Series 2021-ARIA Class A (1 Month LIBOR +0.90%) 144A±	5.85	10-15-2036	1,000,000	965,266
CHL Mortgage Pass-Through Trust Series 2003-48 Class 2A2 ±±	4.20	10-25-2033	26,484	13,452
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±±	5.07	9-10-2045	830,101	767,824
COMM Mortgage Trust Series 2012-LC4 Class C ±±	5.48	12-10-2044	500,000	407,495
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR25 Class 1A1 ±±	3.20	9-25-2032	221,351	200,176
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR9 Class 2A2 ±±	4.25	3-25-2033	7,618	7,384
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15 Class 3A1 ±±	4.40	6-25-2033	13,680	12,787
CSMC OA LLC Series 2014-USA Class D 144A	4.37	9-15-2037	750,000	549,437
FREMF Mortgage Trust Series 2013-K30 Class B 144A±±	3.55	6-25-2045	374,508	372,457
Global Mortgage Securitization Ltd. Series 2004-A Class A2 (1 Month LIBOR +0.32%) 144A±	5.34	11-25-2032	20,435	19,744
GS Mortgage Securities Corportation Trust Series 2020- DUNE Class D (1 Month LIBOR +1.90%) 144A±	6.85	12-15-2036	1,000,000	957,716
GS Mortgage Securities Trust Series 2010-C1 Class X 144Aƒ±±	0.57	8-10-2043	671,437	339
GS Mortgage Securities Trust Series 2019-GSA1 Class C ±±	3.93	11-10-2052	1,000,000	783,075
Hudsons Bay Simon JV Trust Series 2015-HB10 Class A10 144A	4.15	8-5-2034	1,000,000	865,364
JP Morgan Mortgage Trust Series 2004-A3 Class 2A1 ±±	3.37	7-25-2034	2,462	2,339
JP Morgan Mortgage Trust Series 2004-A3 Class 3A3 ±±	3.57	7-25-2034	8,102	7,652
JP Morgan Mortgage Trust Series 2005-A3 Class 11A2 ±±	4.21	6-25-2035	64,285	59,296
JPMBB Commercial Mortgage Securities Trust Series 2013- C17 Class B ±±	5.05	1-15-2047	50,000	48,705
Master Alternative Loans Trust Series 2005-1 Class 5A1	5.50	3-25-2036	426	381
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 3A1 ±±	3.47	12-25-2033	36,424	34,714
The accompanying notes are an integral part of these financial statements.
24 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 4A2 ±±	3.81%	1-25-2034	$1,685	$1,595
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 3A7 ±±	3.87	11-21-2034	3,486	3,262
Merrill Lynch Mortgage Investors Trust Series 2003-G Class A2 (6 Month LIBOR +0.68%) ±	5.91	1-25-2029	17,383	16,736
MFA Trust Series 2022-NQM1 Class M1 144A±±	4.28	12-25-2066	1,000,000	794,607
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class D 144A±±	4.29	2-15-2046	692,000	496,544
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4 ±±	4.30	8-15-2046	569,000	565,018
Morgan Stanley Capital I Trust Series 2014-150E Class A 144A	3.91	9-9-2032	1,000,000	845,815
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A ±±	6.30	9-25-2034	11,414	11,541
Sequoia Mortgage Trust Series 2003-1 Class 1A (1 Month LIBOR +0.76%) ±	5.71	4-20-2033	3,313	2,989
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D 144A±±	4.53	1-5-2043	1,000,000	539,000
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±±	3.55	3-25-2034	9,019	7,913
Vendee Mortgage Trust Series 2003-2 Class IO ƒ±±	0.49	5-15-2033	1,147,278	17,163
Verus Securitization Trust Series 2021-1 Class A2 144A±±	1.05	1-25-2066	387,358	329,508
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	57,569	59,601
WFLD Mortgage Trust Series 2014-MONT Class B 144A±±	3.88	8-10-2031	490,000	342,859
Total non-agency mortgage-backed securities (Cost $13,733,435)				11,852,759

	Expiration date	Shares
Rights: 0.00%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA Series A Contingent Value Rights ♦†	12-5-2025	4,210	0
Intelsat Jackson Holdings SA Series B Contingent Value Rights ♦†	12-5-2025	4,210	0
Total rights (Cost $0)			0

		Maturity date	Principal
Yankee corporate bonds and notes: 10.58%
Communications: 0.72%
Internet: 0.31%
Prosus NV 144A	4.19	1-19-2032	$1,000,000	849,512
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 25

Portfolio of investments—April 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media: 0.41%
Videotron Ltd. 144A	5.13%	4-15-2027	$1,175,000	$1,133,875
Telecommunications: 0.00%
Intelsat Jackson Holdings SA ♦†	5.50	8-1-2023	4,300,000	0
Consumer, cyclical: 4.05%
Airlines: 0.87%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	2,276,000	2,412,560
Auto parts & equipment: 0.19%
Adient Global Holdings Ltd. 144A	4.88	8-15-2026	535,000	514,048
Entertainment: 0.22%
Genm Capital Labuan Ltd. 144A	3.88	4-19-2031	750,000	608,402
Leisure time: 2.27%
Carnival Corp. 144A	4.00	8-1-2028	760,000	658,802
Carnival Corp. 144A	6.00	5-1-2029	1,285,000	1,008,595
Carnival Corp. 144A	9.88	8-1-2027	425,000	435,723
Carnival Corp. 144A	10.50	2-1-2026	325,000	339,276
Royal Caribbean Cruises Ltd. 144A	5.38	7-15-2027	130,000	115,414
Royal Caribbean Cruises Ltd. 144A	5.50	8-31-2026	345,000	316,268
Royal Caribbean Cruises Ltd. 144A	5.50	4-1-2028	1,885,000	1,662,185
Royal Caribbean Cruises Ltd. 144A	9.25	1-15-2029	600,000	640,065
Royal Caribbean Cruises Ltd. 144A	11.63	8-15-2027	1,005,000	1,069,104
				6,245,432
Retail: 0.50%
1011778 BC ULC/New Red Finance, Inc. 144A	4.00	10-15-2030	1,580,000	1,379,311
Consumer, non-cyclical: 0.93%
Biotechnology: 0.36%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	1,230,000	986,372
Pharmaceuticals: 0.57%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	728,000	726,390
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	280,000	278,572
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	530,000	559,673
				1,564,635
Energy: 0.55%
Pipelines: 0.55%
Northriver Midstream Finance LP 144A	5.63	2-15-2026	1,627,000	1,527,655
Financial: 2.33%
Banks: 0.91%
ABN AMRO Bank NV 144A	4.80	4-18-2026	750,000	728,664
The accompanying notes are an integral part of these financial statements.
26 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Macquarie Group Ltd. (U.S. SOFR +2.21%) 144A±	5.11%	8-9-2026	$1,000,000	$998,546
NatWest Group PLC (5 Year Treasury Constant Maturity +2.35%) ±	3.03	11-28-2035	1,000,000	783,985
				2,511,195
Diversified financial services: 0.93%
Castlelake Aviation Finance DAC 144A	5.00	4-15-2027	1,755,000	1,551,719
Macquarie Airfinance Holdings Ltd.	8.38	5-1-2028	990,000	990,654
				2,542,373
Insurance: 0.49%
Fairfax Financial Holdings Ltd.	4.85	4-17-2028	750,000	737,768
Sompo International Holdings Ltd.	7.00	7-15-2034	575,000	617,247
				1,355,015
Industrial: 1.31%
Electronics: 0.68%
Sensata Technologies BV 144A	4.00	4-15-2029	1,370,000	1,238,056
Sensata Technologies BV 144A	5.88	9-1-2030	660,000	648,113
				1,886,169
Trucking & leasing: 0.63%
Fly Leasing Ltd. 144A	7.00	10-15-2024	1,985,000	1,736,875
Technology: 0.26%
Semiconductors: 0.26%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.50	1-15-2028	750,000	704,349
Utilities: 0.43%
Electric: 0.28%
Drax Finco PLC 144A	6.63	11-1-2025	805,000	784,875
Water: 0.15%
Veolia Environnement SA	6.75	6-1-2038	350,000	400,344
Total yankee corporate bonds and notes (Cost $31,249,561)				29,142,997
Yankee government bonds: 0.27%
Trinidad & Tobago Government International Bonds 144A	4.50	8-4-2026	750,000	731,622
Total yankee government bonds (Cost $747,452)				731,622
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 27

Portfolio of investments—April 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.66%
Investment companies: 3.66%
Allspring Government Money Market Fund Select Class ♠∞##		4.73%	10,083,703	$10,083,703
Total short-term investments (Cost $10,083,703)				10,083,703
Total investments in securities (Cost $420,216,256)	142.39%			392,372,195
Other assets and liabilities, net	(42.39)			(116,803,156)
Total net assets	100.00%			$275,569,039

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
##	All or a portion of this security is segregated for unfunded loans.
˂	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with Allspring Funds Management’s valuation procedures, as the Board-designated valuation designee.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
BRL	Brazilian real
CNY	China yuan
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
NZD	New Zealand dollar
REIT	Real estate investment trust
RON	Romanian lei
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,807,130	$50,615,557	$(56,338,984)	$0	$0	$10,083,703	10,083,703	$174,395
The accompanying notes are an integral part of these financial statements.
28 | Allspring Multi-Sector Income Fund

Statement of assets and liabilities—April 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $410,132,553)	$382,288,492
Investments in affiliated securities, at value (cost $10,083,703)	10,083,703
Cash	203,794
Foreign currency, at value (cost $113,062)	113,059
Receivable for dividends and interest	6,320,592
Receivable for investments sold	3,920,931
Principal paydown receivable	3,352
Prepaid expenses and other assets	26,733
Total assets	402,960,656
Liabilities
Secured borrowing payable	119,000,000
Payable for investments purchased	5,931,632
Dividends payable	1,887,426
Advisory fee payable	178,129
Administration fee payable	16,193
Trustees’ fees and expenses payable	2,031
Accrued expenses and other liabilities	376,206
Total liabilities	127,391,617
Total net assets	$275,569,039
Net assets consist of
Paid-in capital	$375,236,548
Total distributable loss	(99,667,509)
Total net assets	$275,569,039
Net asset value per share
Based on $275,569,039 divided by 28,066,291 shares issued and outstanding (100,000,000 shares authorized)	$9.82
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 29

Statement of operations—six months ended April 30, 2023 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $74,558)	$13,214,699
Income from affiliated securities	174,395
Dividends	38,026
Total investment income	13,427,120
Expenses
Advisory fee	1,069,505
Administration fee	97,228
Custody and accounting fees	3,285
Professional fees	21,414
Shareholder report expenses	201
Trustees’ fees and expenses	10,896
Transfer agent fees	201
Interest expense	3,045,151
Other fees and expenses	3,683
Total expenses	4,251,564
Net investment income	9,175,556
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(10,536,098)
Foreign currency and foreign currency translations	49,813
Net realized losses on investments	(10,486,285)
Net change in unrealized gains (losses) on
Unaffiliated securities	22,743,546
Foreign currency and foreign currency translations	111,382
Net change in unrealized gains (losses) on investments	22,854,928
Net realized and unrealized gains (losses) on investments	12,368,643
Net increase in net assets resulting from operations	$21,544,199
The accompanying notes are an integral part of these financial statements.
30 | Allspring Multi-Sector Income Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2023 (unaudited)	Year ended October 31, 2022
Operations
Net investment income	$9,175,556	$20,484,143
Net realized losses on investments	(10,486,285)	(20,442,877)
Net change in unrealized gains (losses) on investments	22,854,928	(56,281,688)
Net increase (decrease) in net assets resulting from operations	21,544,199	(56,240,422)
Distributions to shareholders from
Net investment income and net realized gains	(11,834,123)	(19,884,690)
Tax basis return of capital	0	(10,851,209)
Total distributions to shareholders	(11,834,123)	(30,735,899)
Capital share transactions
Net asset value of common shares issued under the Automatic Dividend Reinvestment Plan	185,562	383,596
Cost of shares repurchased	0	(674,908)
Net increase (decrease) from capital share transactions	185,562	(291,312)
Total increase (decrease) in net assets	9,895,638	(87,267,633)
Net assets
Beginning of period	265,673,401	352,941,034
End of period	$275,569,039	$265,673,401
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 31

Statement of cash flows—six months ended April 30, 2023 (unaudited)
Statement of cash flows
Cash flows from operating activities
Net increase in net assets resulting from operations	$21,544,199
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities
Purchases of long-term securities	(90,893,543)
Proceeds from the sales of long-term securities	85,394,788
Paydowns	1,811,049
Amortization, net	(356,338)
Purchases and sales of short-term securities, net	5,723,426
Increase in receivable for investments sold	(2,577,724)
Decrease in principal paydown receivable	829
Increase in receivable for dividends and interest	(164,964)
Increase in prepaid expenses and other assets	(10,329)
Increase in payable for investments purchased	3,808,390
Decrease in trustees’ fees and expenses payable	(1,096)
Decrease in advisory fee payable	(341)
Decrease in administration fees payable	(32)
Decrease in accrued expenses and other liabilities	(209,885)
Proceeds from foreign currency transactions	161,195
Net realized losses on unaffiliated securities	10,536,098
Net realized gains on foreign currency and foreign currency translations	(49,813)
Net change in unrealized gains (losses) on unaffiliated securities	(22,743,546)
Net change in unrealized gain (losses) on foreign currency and foreign currency translations	(111,382)
Net cash provided by operating activities	11,860,981
Cash flows from financing activities
Cash distributions paid	(11,902,086)
Net cash used in financing activities	(11,902,086)
Net decrease in cash	(41,105)
Cash (including foreign currency)
Beginning of period	357,958
End of period	$316,853
Supplemental cash disclosure
Cash paid for interest	$1,987,650
Supplemental non-cash financing disclosure
Reinvestment of dividends	$185,562
The accompanying notes are an integral part of these financial statements.
32 | Allspring Multi-Sector Income Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.47	$12.57	$12.14	$13.21	$13.10	$14.31
Net investment income	0.33 [1]	0.73 [1]	0.79 [1]	0.76 [1]	0.81 [1]	0.85 [1]
Net realized and unrealized gains (losses) on investments	0.44	(2.73)	0.75	(0.86)	0.48	(0.92)
Total from investment operations	0.77	(2.00)	1.54	(0.10)	1.29	(0.07)
Distributions to shareholders from
Net investment income	(0.42)	(0.71)	(0.81)	(0.65)	(0.70)	(0.46)
Tax basis return of capital	0.00	(0.39)	(0.31)	(0.52)	(0.52)	(0.83)
Total distributions to shareholders	(0.42)	(1.10)	(1.12)	(1.17)	(1.22)	(1.29)
Anti-dilutive effect of shares repurchased	0.00	0.00 [2]	0.01	0.20	0.04	0.15
Net asset value, end of period	$9.82	$9.47	$12.57	$12.14	$13.21	$13.10
Market value, end of period	$9.12	$8.97	$13.34	$10.85	$12.67	$11.57
Total return based on market value[3]	6.24%	(25.38)%	34.28%	(5.09)%	20.91%	(1.91)%
Ratios to average net assets (annualized)
Expenses*	3.14%	1.64%	1.19%	1.75%	2.29%	2.14%
Net investment income*	6.77%	6.71%	6.14%	6.15%	6.17%	6.12%
Supplemental data
Portfolio turnover rate	20%	40%	47%	36%	26%	25%
Net assets, end of period (000s omitted)	$275,569	$265,673	$352,941	$344,553	$403,907	$413,317
Borrowings outstanding, end of period (000s omitted)	$119,000	$119,000	$139,000	$139,000	$173,000	$187,000
Asset coverage per $1,000 of borrowing, end of period	$3,316	$3,233	$3,539	$3,479	$3,335	$3,210

*	Ratios include interest expense relating to interest associated with borrowings and/or leverage transactions as follows:

Six months ended April 30, 2023 (unaudited)	2.25%
Year ended October 31, 2022	0.74%
Year ended October 31, 2021	0.32%
Year ended October 31, 2020	0.80%
Year ended October 31, 2019	1.32%
Year ended October 31, 2018	1.07%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares.

The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 33

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Multi-Sector Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the
34 | Allspring Multi-Sector Income Fund

Notes to financial statements (unaudited)
participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Under a managed distribution plan, the Fund pays monthly distributions to shareholders at an annual minimum fixed rate of 8% based on the Fund’s average monthly net asset value per share over the prior 12 months. The monthly distributions may be sourced from income, paid-in capital, and/or capital gains, if any. To the extent that sufficient investment income is not available on a monthly basis, the Fund may distribute paid-in capital and/ or capital gains, if any, in order to maintain its managed distribution level.
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2023, the aggregate cost of all investments for federal income tax purposes was $422,595,175 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$7,695,166
Gross unrealized losses	(37,918,146)
Net unrealized losses	$(30,222,980)
As of October 31, 2022, the Fund had capital loss carryforwards which consisted of $17,651,068 in short-term capital losses and $36,224,903 in long-term capital losses.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Multi-Sector Income Fund | 35

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$476,186	$0	$476,186
Asset-backed securities	0	11,236,237	0	11,236,237
Common stocks
Energy	908,773	0	0	908,773
Financials	331,108	0	0	331,108
Corporate bonds and notes	0	186,555,080	0	186,555,080
Foreign corporate bonds and notes	0	21,302,450	0	21,302,450
Foreign government bonds	0	65,374,426	0	65,374,426
Loans	0	53,823,012	553,842	54,376,854
Non-agency mortgage-backed securities	0	11,852,759	0	11,852,759
Rights
Communication services	0	0	0	0
Yankee corporate bonds and notes	0	29,142,997	0	29,142,997
Yankee government bonds	0	731,622	0	731,622
Short-term investments
Investment companies	10,083,703	0	0	10,083,703
Total assets	$11,323,584	$380,494,769	$553,842	$392,372,195
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2023, the Fund had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.55% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets.
Allspring Funds Management has retained the services of subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is a subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate of 0.30% of the Fund’s average daily total assets. Allspring Global Investments (UK) Limited, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is also a subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate of 0.10% of the Fund’s average daily total assets.
Administration fee
Allspring Funds Management also serves as the administrator to the Fund, providing the Fund with a wide range of administrative services necessary to the operation of the Fund. Allspring Funds Management is entitled to receive an annual administration fee from the Fund equal to 0.05% of the Fund’s average daily total assets.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5.
CAPITAL SHARE TRANSACTIONS
The Fund has authorized capital of 100,000,000 shares with no par value. For the six months ended April 30, 2023 and year ended October 31, 2022, the Fund issued 18,979 and 34,494 shares, respectively.
Under an open-market share repurchase program (the “Buyback Program”), the Fund is authorized to repurchase up to 5% of its outstanding shares in open market transactions. The Fund’s Board of Trustees has delegated to Allspring Funds Management full discretion to administer the Buyback Program
36 | Allspring Multi-Sector Income Fund

Notes to financial statements (unaudited)
including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations. During the six months ended April 30, 2023, the Fund did not repurchase any of its shares under the open-market share repurchase program. During the year ended October 31, 2022, the Fund purchased 71,217 of its shares on the open market at a total cost of $674,908.
6.
BORROWINGS
The Fund has borrowed $119,000,000 through a revolving credit facility administered by a major financial institution (the “Facility”). The Facility has a commitment amount of up to $119,000,000. The Fund is charged interest at the 1 Month Secured Overnight Financing Rate (SOFR) plus a spread and a commitment fee based on the unutilized amount of the commitment amount. The financial institution holds a security interest in all the assets of the Fund as collateral for the borrowing. Based on the nature of the terms of the Facility and comparative market rates, the carrying amount of the borrowings at April 30, 2023 approximates its fair value. If measured at fair value, the borrowings would be categorized as a Level 2 under the fair value hierarchy.
During the six months ended April 30, 2023, the Fund had average borrowings outstanding of $119,000,000 (on an annualized basis)at an average interest rate of 5.16% and recorded interest in the amount of $3,045,151, which represents 2.25% of its average daily net assets (on an annualized basis).
 7.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2023 were $90,893,543 and $75,424,359, respectively.
As of April 30, 2023, the Fund had the following unfunded loan commitments:
	Unfunded commitments	Unrealized gain (loss)
American Airlines, Inc., 10.00%, 4-20-2028	$425,250	$(4,968)
Applied Systems, Inc., 9.40%, 9-18-2026	430,000	8,777
Asurion LLC, 8.27%, 12-23-2026	239,388	(7,018)
B&G Foods, Inc., 7.52%, 10-10-2026	1,755,000	(19,602)
Broadstreet Partners, Inc., 8.99%, 4-27-2029	873,937	3,319
Genesys Cloud Services Holdings II LLC, 9.02%, 12-1-2027	795,000	(3,496)
GIP II Blue Holding LP, 9.66%, 9-29-2028	221,622	(670)
MIP V Waste Holdings LLC, 8.27%, 12-8-2028	245,625	(2,567)
SkyMiles IP Ltd., 8.80%, 10-20-2027	139,725	2,733
	$5,125,547	$(23,492)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
SUBSEQUENT DISTRIBUTIONS
Under the managed distribution plan, the Fund declared the following distributions to common shareholders:
Declaration date	Record date	Payable date	Per share amount
April 28,2023	May 12,2023	June 1,2023	$0.06604
May 18,2023	June 13,2023	July 3,2023	0.06541
These distributions are not reflected in the accompanying financial statements.
Allspring Multi-Sector Income Fund | 37

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Annual meeting of shareholders
On February 6, 2023, an Annual Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.
Proposal 1 – Election of trustees:
Isaiah Harris, Jr.
Shares voted “For”	20,187,894
Shares voted “Withhold”	1,092,556
David F. Larcker
Shares voted “For”	20,268,984
Shares voted “Withhold”	1,011,466
Olivia S. Mitchell
Shares voted “For”	20,481,668
Shares voted “Withhold”	798,782
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.
Delaware statutory trust act – control share acquisitions
Because the Fund is organized as a Delaware statutory trust, it is subject to the control share acquisition statute (the “Control Share Statute”) contained in Subchapter III of the Delaware Statutory Trust Act (the “DSTA”), which became automatically applicable to listed closed-end funds, such as the Fund, upon its effective date of August 1, 2022 (the “Effective Date”).
The Control Share Statute provides for a series of voting power thresholds above which shares are considered control shares. The first such threshold is 10% or more, but less than 15%, of all voting power. Voting power is defined by the Control Share Statute as the power to directly or indirectly exercise or direct the exercise of the voting power of Fund shares in the election of trustees. Whether a voting power threshold is met is determined by aggregating the holdings of the acquirer as well as those of its “associates,” as defined by the Control Share Statute.
Once a threshold is reached, an acquirer has no voting rights under the DSTA or the governing documents of the Fund with respect to shares acquired in excess of that threshold (i.e., the “control shares”) unless approved by shareholders or exempted by the Fund’s Board of Trustees. Approval by shareholders requires the affirmative vote of two-thirds of all votes entitled to be cast on the matter, excluding shares held by the acquirer and its associates as well as shares held by certain insiders of the Fund. The Control Share Statute provides procedures for an acquirer to request a shareholder meeting for the purpose of considering whether voting rights shall be accorded to control shares. Further approval by the Fund’s shareholders would be required with respect to additional acquisitions of control shares above the next applicable threshold level. In addition, the Fund’s Board of Trustees is permitted, but not obligated to, exempt specific acquisitions or classes of acquisitions of control shares, either in advance or retroactively.
The Control Share Statute does not retroactively apply to acquisitions of shares that occurred prior to the Effective Date. However, such shares will be aggregated with any shares acquired after the Effective Date for purposes of determining whether a voting power threshold is exceeded, resulting in the newly acquired shares constituting control shares.
The Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition and, upon request, to provide any information that the Fund’s Board of Trustees reasonably believes is necessary or desirable to determine whether a control share acquisition has occurred.
The foregoing is only a summary of certain aspects of the Control Share Statute. Shareholders should consult their own legal counsel to determine the application of the Control Share Statute with respect to their shares of the Fund and any subsequent acquisitions of shares.

38 | Allspring Multi-Sector Income Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Class I - Non-Interested Trustees to serve until 2026 Annual Meeting of Shareholders
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2010
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2010; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Class II - Non-Interested Trustees to serve until 2024 Annual Meeting of Shareholders
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A

Allspring Multi-Sector Income Fund | 39

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Class III - Non-Interested Trustees to serve until 2025 Annual Meeting of Shareholders
Timothy J. Penny (Born 1951)	Trustee, since 2010; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

40 | Allspring Multi-Sector Income Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Multi-Sector Income Fund | 41

Automatic dividend reinvestment plan
AUTOMATIC DIVIDEND REINVESTMENT PLAN
All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 505000, Louisville, Kentucky 40233 or by calling 1-800-730-6001.

42 | Allspring Multi-Sector Income Fund

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Transfer Agent, Registrar, Shareholder Servicing
Agent & Dividend Disbursing Agent
Computershare Trust Company, N.A.
P.O. Box 505000
Louisville, Kentucky 40233
1-800-730-6001
Website: allspringglobal.com

Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05052023-uibl2tzt 06-23
SAR159 04-23

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for Allspring Multi-Sector Income Fund is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES PORTFOLIO MANAGERS

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
11/1/2022 to 11/30/2022	0	0	0	2,737,991
12/1/2022 to 12/31/2022	0	0	0	2,737,991
1/1/2023 to 1/31/2023	0	0	0	1,402,608
2/1/2023 to 2/28/2023	0	0	0	1,402,608
3/1/2023 to 3/31/2023	0	0	0	1,402,608
4/1/2023 to 4/30/2023	0	0	0	1,402,608
Total	0	0	0	1,402,608

3

On November 16, 2022, the Fund announced a renewal of its open-market share repurchase program (the “Buyback Program”). Under the renewed Buyback Program, the Fund may repurchase up to 5% of its outstanding shares in open market transactions during the period beginning on January 1, 2023 and ending on December 31, 2023. The Fund’s Board of Trustees has delegated to Allspring Funds Management, LLC, the Fund’s adviser, discretion to administer the Buyback Program, including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Multi-Sector Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Multi-Sector Income Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date: June 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Multi-Sector Income Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date: June 27, 2023

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: June 27, 2023